Stock-based Compensation - Q2 (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans			2		2
Number of shares available for future grants (in shares)	153,707		153,707		46,652
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)			234,465	174,872	174,872	137,896
Granted (in shares)			0		87,184	130,569
Exercised (in shares)			0		(2,432)	(18,735)
Forfeited (in shares)			2,419		(25,159)	(74,858)
Outstanding (in shares)	232,046		232,046		234,465	174,872
Vested and expected to vest at June 30, 2013 (in shares)	218,891		218,891		218,118
Exercisable at June 30, 2013. (in shares)	110,241		110,241		71,442
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 12.37	$ 16.76	$ 16.76	$ 24.88
Granted (in dollars per share)			$ 0		$ 5.66	$ 11.34
Exercised (in dollars per share)			$ 0		$ 4.40	$ 4.40
Forfeited (in dollars per share)			$ 16.04		$ 20.45	$ 25.36
Outstanding (in dollars per share)	$ 12.33		$ 12.33		$ 12.37	$ 16.76
Vested and expected to vest at June 30, 2013 (in dollars per share)	$ 12.55		$ 12.55		$ 12.69
Exercisable at June 30, 2013 (in dollars per share)	$ 16.78		$ 16.78		$ 21.45
Weighted-average remaining contractual term [Abstract]
Outstanding			8 years		8 years 6 months
Outstanding			8 years		8 years 6 months
Vested and expected to vest at June 30, 2013			8 years		8 years 4 months 24 days
Exercisable at June 30, 2013			7 years 7 months 6 days		7 years 7 months 6 days
Aggregate intrinsic value [Abstract]
Outstanding	$ 0		$ 0		$ 0
Vested and expected to vest at June 30, 2013	0		0		0
Exercisable at June 30, 2013	0		0		0
Stock Options [Member] | Employee And Non Employee Director [Member]
Number of shares [Abstract]
Granted (in shares)					87,184	129,569
Aggregate intrinsic value [Abstract]
Stock-based compensation expense	100,000	100,000	200,000	200,000	400,000	700,000
Unrecognized compensation expense	600,000		600,000
Weighted average period for recognizing compensation expense			2 years 3 months 18 days
Restricted Stock [Member]
Aggregate intrinsic value [Abstract]
Stock-based compensation expense	36,000	34,000	81,000	83,000	200,000	100,000
Weighted average period for recognizing compensation expense			2 years 6 months		2 years 10 months 24 days
Number of shares [Abstract]
Nonvested (in shares)			74,372	13,988	13,988	0
Granted (in shares)			0		67,863	31,096
Vested (in shares)			19,221		(5,047)	(2,167)
Forfeited (in shares)			212		(2,432)	(14,941)
Nonvested (in shares)	54,939		54,939		74,372	13,988
Weighted-average grant date fair value [Abstract]
Nonvested (in dollars per share)			$ 7.81	$ 24.20	$ 24.20	$ 0
Granted (in dollars per share)			$ 0		$ 6.00	$ 24.20
Vested (in dollars per share)			$ 8.35		$ 24.20	$ 24.20
Forfeited (in dollars per share)			$ 15.81		$ 17.36	$ 24.20
Nonvested (in dollars per share)	$ 7.60		$ 7.60		$ 7.81	$ 24.20
Unrecognized compensation expense related to restricted stock awards	$ 300,000		$ 300,000		$ 400,000
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years		4 years
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years		10 years
2010 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years
2010 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years